Document and Entity Information	Nov. 03, 2026
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
Entity Address, Postal Zip Code	8200
Entity Address, City or Town	Schaffhausen
Country Region	41
City Area Code	52
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Aptiv PLC
Entity Central Index Key	0001521332
Amendment Flag	false
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-35346
Entity Tax Identification Number	98-1824200
Entity Address, Address Line One	Spitalstrasse 5
Entity Address, City or Town	Schaffhausen
Entity Address, Postal Zip Code	8200
Entity Address, Country	CH
City Area Code	52
Country Region	41
Local Phone Number	580 96 00
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Euro-denominated Senior Notes, 1.600% Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 3.250% Due 2032
Document Information [Line Items]
Title of 12(b) Security	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.400% Due 2046 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 5.40% Due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 3.100% Due 2051
Document Information [Line Items]
Title of 12(b) Security	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.150% Due 2052
Document Information [Line Items]
Title of 12(b) Security	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro-Denominated Senior Notes, 4.250% Due 2036
Document Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2036
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	4.250% Senior Notes due 2036
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 5.150% Due 2034
Document Information [Line Items]
Title of 12(b) Security	5.150% Senior Notes due 2034
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	5.150% Senior Notes due 2034
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 5.750% Due 2054
Document Information [Line Items]
Title of 12(b) Security	5.750% Senior Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	5.750% Senior Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE
Fixed-to-Fixed Reset Rate Junior Notes, 6.875% due 2054
Document Information [Line Items]
Title of 12(b) Security	6.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	6.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE